Summary of Property Plant and Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 15,603	$ 11,750
Less accumulated depreciation		(8,847)	(6,811)
Total property and equipment, net	5,479	6,756	4,939
Capitalized software development costs		10,990	7,327
Less accumulated amortization		(5,562)	(3,058)
Total capitalized software development costs	9,281	5,428	4,269
Computer Equipment And Purchased Software
Property, Plant and Equipment [Line Items]
Property and equipment gross		8,226	6,243
furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross		2,773	1,938
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross		4,561	3,558
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 43	$ 11